Equipment (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011
Summary of Equipment:
Cost	7,845	7,845
Accumulated depreciation	7,174	6,962
Net Book Value	671	883
Office Furniture [Member]
Summary of Equipment:
Cost	2,812	2,812
Accumulated depreciation	2,388	2,282
Net Book Value	424	530
Computer Equipment [Member]
Summary of Equipment:
Cost	5,033	5,033
Accumulated depreciation	4,786	4,680
Net Book Value	247	353